Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Peerless Option Income Wheel ETF [Member]
Shareholder Report [Line Items]
Fund Name	Peerless Option Income Wheel ETF
Class Name	Peerless Option Income Wheel ETF
Trading Symbol	WEEL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Peerless Option Income Wheel ETF (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.peerlessetfs.com.
Additional Information Phone Number	(844) 408‑8111
Additional Information Website	www.peerlessetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Peerless Option Income Wheel ETF	$88	0.99%

The Fund commenced operations on May 15, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 15, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2024 was marked by unusually low volatility - resulting in reduced option premiums - and a highly concentrated rally driven primarily by the 'Magnificent Seven' stocks. This environment was not ideal for our strategy and, in our view, represented an uncommon confluence of factors unlikely to persist over the long term. In fact, conditions have already begun to shift somewhat in 2025. WEEL launched from the most conservative and prudent point of the option wheel cycle at the top, given the elevated market levels at the time. This positioning meant the Fund was primarily generating income from selling cash-secured puts and earning Treasury yield, without participating in market upside via capital appreciation. In contrast to the above stated environment, a straightforward S&P 500 positioning performed well in the second half of 2024, largely due to gains in the 'Magnificent Seven'. Most covered call strategies are fully long equities and therefore tend to perform in strong bull markets.

What Factors Influenced Performance

WEEL posted a modest positive return of approximately 3-4% in 2024. While the Fund generated nearly double the amount in gross income, it was assigned shares of IWM (small cap index) in early December. Unfortunately, small caps experienced one of their sharpest monthly declines on record shortly thereafter, falling nearly 7%. This draw down offset much of the income brought into the Fund - resulting in a final return for fiscal year of 1.96%. Amid heightened trade tensions and persistent inflation concerns, market volatility increased significantly in the early months of 2025. This elevated volatility environment led to more frequent assignment of short put options, resulting in the portfolio acquiring additional long equity positioning. In response, WEEL shifted to the call-writing phase of the option wheel strategy. Importantly, the rise in implied volatility also enhanced option premiums across the board - boosting income potential from both the put selling and covered-call writing components of the process. This is the environment in which WEEL was designed to outperform.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended March 31, 2024	Since Inception (5/15/2024)
Peerless Option Income Wheel ETF - at NAV	1.96%
S&P 500® Total Return Index	6.98%

Performance Inception Date	May 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 29, 2024
Net Assets	$ 10,636,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 66,193
Investment Company, Portfolio Turnover	473.00% [1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$10,636
Number of Holdings	29
Total Advisory Fee Paid	$66,193
Annual Portfolio Turnover	473%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025)

Security Type - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Security Type - Other Financial Instruments

(% of net assets)

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
iShares Russell 2000 ETF	12.8
Invesco QQQ Trust Series 1	11.5
U.S. Treasury Bills	11.3
SPDR S&P Regional Banking ETF	9.9
ARK Innovation ETF	7.4
Industrial Select Sector SPDR Fund	5.9
VanEck Semiconductor ETF	5.2
iShares Biotechnology ETF	5.1
iShares U.S. Home Construction ETF	4.7
Utilities Select Sector SPDR Fund	4.5

Material Fund Change [Text Block]

How has the Fund changed?

Effective May 29, 2024, the Fund's Distribution Risk was updated to reflect the following: As part of the Fund’s investment objective, the Fund seeks to provide current quarterly income. There is no assurance that the Fund will make a distribution in any given quarter. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next.

Additionally, the Fund's "Cash & Cash Equivalent Holdings", the row for "U.S. Treasury Securities" was amended in the Statuatory Prospectus to the following:

Portfolio Holdings Expected Target Maturity

U.S. Treasury Securities

Investment Terms

Multiple series of U.S. Treasury Bills supported by the

full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s

derivative investments.

They will also generate income.

Expected Target Maturity

1-month to 2-year maturities

Material Fund Change Risks Change [Text Block]

Effective May 29, 2024, the Fund's Distribution Risk was updated to reflect the following: As part of the Fund’s investment objective, the Fund seeks to provide current quarterly income. There is no assurance that the Fund will make a distribution in any given quarter. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next.

[1]	Not annualized for periods less than one year.